Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	12. SUBSEQUENT EVENTS We have accessed and determined there were no subsequent events that occurred through the date of issuance of these financial statements requiring additional disclosure.

18. Subsequent Event

In January and February 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") to new and current institutional and private accredited investors (the "Investors"). The transactions raised gross proceeds of $2,940,000, including the conversion of $600,000 of the 2011 Notes, and included common stock warrants and additional investment rights described below. The 2012 Notes are convertible into common stock of the Company at a conversion price of $0.11 per share, mature eighteen months from the date of issuance, bear interest at the rate of 8% per annum and are secured by all of the assets of the Company. The warrants are exercisable into 26,727,266 shares of common stock of the Company (which is equal to 100% of the shares of common stock underlying the 2012 Notes) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The Company also issued to the Investors additional investment rights (the "AIRs") granting each Investor the right to purchase an additional principal amount of 2012 notes equal to 25% of the original principal amount of 2012 Notes purchased by such Investor at the closing of the private placement and a corresponding amount of warrants, at any time prior to July 15, 2012. The Company agreed to file a registration statement registering the shares of common stock underlying the 2012 Notes and warrants by no later than April 15, 2012. See Note 9.